S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 11, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)    duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.

Individual	Entity/company name	Entity’s Business/industry	Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
Yongsheng Liu	• Scienjoy Holding Corporation	• provider of mobile live streaming platforms in China	• Director
	• SunCar Technology Group Inc.	• cloud-based provider of digitalized enterprise auto services and auto insurance service in China	• Independent Director
Individual	Entity/company name	Entity’s Business/industry	Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
	• Wealth Path Holding Limited	• Investment	• Director
Zhen Li	—	—	—
Jining Li	• Wealth Path Holding Limited	• Investment	• Director
	• Keen Nice Communications Limited	• Investment	• Director
Russelle Kinpui Choi	• Success Universal Group Limited	• Property, entertainment, travel and hotel business	• Non-Executive Director
Angela Lee	—	—	—
Laurent Patrick André Michelon	• Golden Bridge Growth Limited	• fund management, SPAC investments and mergers & acquisitions	• Director of Marketing & Business Development (Europe)
	• Kalliste Consulting	• consulting	• Marketing Strategy Consultant